Financial Instruments - Fair value measurements using significant unobservable inputs (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts payable to selling shareholders
Finalization of price allocation	R$ 66,952
Recurring | Level 3
Financial instruments from acquisition of interests (assets)
Beginning balance	0	R$ 35,946	R$ 26,630
Gains (losses) recognized in statement of income (loss)		(35,946)	9,316
Ending balance		0	35,946
Financial instruments from acquisition of interests (liabilities)
Beginning balance	0	(33,940)	(25,097)
Deferred revenue in Escola de Aplicacao Sao Jose dos Campos Ltda.			54
Gains (loss) recognized in statement of income		33,940	(8,897)
Derivative liabilities	(185,409)
Changes in fair value of derivatives	(38,152)
Ending balance	(223,561)	0	(33,940)
Accounts payable to selling shareholders
Beginning balance	(861,385)	(328,668)	(174,410)
Acquisitions	(33,411)	(478,209)	(58,194)
Payment	119,950	9,520	21,098
Changes in accounts payable to selling shareholders	(87,706)	(20,314)	(89,403)
Interest expense	(71,664)	(43,714)	(35,127)
Fair value held in step acquisition			7,368
Finalization of price allocation	66,952
Ending balance	R$ (867,264)	R$ (861,385)	R$ (328,668)